Document and Entity Information	Apr. 02, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001618921
Document Type	8-K
Document Period End Date	Apr. 02, 2020
Entity Registrant Name	WALGREENS BOOTS ALLIANCE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36759
Entity Tax Identification Number	47-1758322
Entity Address, Address Line One	108 Wilmot Road
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	(847)
Local Phone Number	315-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	WBA
Security Exchange Name	NASDAQ
M 2.875160 Walgreens 160 Boots 160 Alliance 160 Inc .160notes 160due 1602020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Walgreens Boots Alliance, Inc. notes due 2020
Trading Symbol	WBA20
Security Exchange Name	NASDAQ
M 3.600160 Walgreens 160 Boots 160 Alliance 160 Inc .160notes 160due 1602025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.600% Walgreens Boots Alliance, Inc. notes due 2025
Trading Symbol	WBA25
Security Exchange Name	NASDAQ
M 2.125160 Walgreens 160 Boots 160 Alliance 160 Inc .160notes 160due 1602026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Walgreens Boots Alliance, Inc. notes due 2026
Trading Symbol	WBA26
Security Exchange Name	NASDAQ